Stockholders Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Stockholders Equity [Abstract]
STOCKHOLDERS EQUITY
8.	STOCKHOLDERS’ EQUITY

Preferred Stock – The Company is authorized to issue 40,000,000 shares of $.0001 par value preferred stock. The Company has designated 10,000,000 shares of preferred stock as Series A Convertible Preferred Stock. As of December 31, 2014 and June 30, 2013, 2,500 and 2,500 Series A Convertible Preferred Stock are issued and outstanding, respectively.

The Company has designated 5,000,000 shares of preferred stock as Series B Convertible Preferred Stock. As of December 31, 2014 and June 30, 2013, 84,000 and 84,000 Series B Convertible Preferred Stock are issued and outstanding, respectively.

Series A Convertible Preferred Stock have the right to cast one hundred (100) votes for each share held of record on all matters submitted to a vote of holders of the Corporation’s common stock and provides that any one (1) share of Series A Convertible Preferred Stock are convertible into one hundred (100) shares of the Corporation’s common stock, par value $.0001 per share.

Series B Convertible Preferred Stock are entitled to vote together with the holders of our Series A Preferred Stock and common stock on all matters submitted to shareholders. The total aggregate issued shares of Series B Convertible Preferred Stock at any given time, regardless of their number, shall have voting rights equal to 2 times the sum of: i) the total number of shares of Common Stock which are issued and outstanding at the time of voting, plus ii) the total number of shares of any Preferred Stock which are issued and outstanding at the time of voting.

Series B Convertible Preferred Stock shall have anti-dilution protection such that any issuance of Common Stock or other financial instruments shall result in an equal number of shares to be issued to the Series B Convertible Preferred Stock shareholders on a pro-rated basis to the number of shares then outstanding. If anti-dilution protection ends for whatever reason, then Holders of Series B Convertible Preferred Stock are entitled to dividends at the rate of 6% per annum. On December 31, 2014 and June 30, 2014, the Series B Convertible Preferred Stock holders are due 19,959,990 and 13,501,117 shares of common stock of the Company, respectively, for anti-dilution protection.

Series B Convertible Preferred Stock have a preference in any liquidation, dissolution or winding up of the company in an amount equal to $4 per share, plus any declared but unpaid dividends, and may, at any time after 18 months, have rights to convert each share of Series B Convertible Preferred Stock into three hundred (300) shares of common stock.

Common Stock - The Company is authorized to issue 500,000,000 shares of $.0001 par value common stock. As of December 31, 2014 and June 30, 2014 21,705,607 and 15,246,734 shares were issued and outstanding, respectively.

From October 1, 2014 to December 31, 2014, the Company received $45,000 in cash in exchange for 50,000 shares of common stock ($0.90 per share), received $46,000 in cash in exchange for 96,000 shares of common stock ($0.48 per share), received $100,000 in cash for 259,000 shares of common stock ($0.39 per share), received $20,000 in cash for 85,000 shares of common stock ($0.24 per share), received $13,000 in cash for 83,000 shares of common stock ($0.16 per share), received $2,500 in cash for 3,333 shares of common stock ($0.75 per share) and received $250,000 in cash for 5,000,000 shares of common stock ($0.05 per share).

From October 1, 2014 to December 31, 2014, the Company issued 132,367 of common stock to satisfy obligations under share subscription agreements for $94,500.

On December 15, 2014, the Company issued 330,000 shares of common stock valued at $660,000 ($2.00 per share) to settle a debt of Oxford City Youth Football Club Limited in the amount of $306,599 (£195,000). As a result, the Company recorded a loss on debt settlement of $353,401. Oxford City Youth Football Club Limited is a 50% shareholder of Oxford City Football Club Inc.

Stock Payable

From October 1, 2014 to December 31, 2014, the Company received $30,000 in cash in exchange for a common stock payable of 54,444 shares of common stock ($0.55 per share).

Treasury Stock

As of December 31, 2014 and June 30, 2014, the Company has a treasury stock balance of $1,338.

10.	STOCKHOLDERS’ EQUITY

Preferred Stock – The Company is authorized to issue 40,000,000 shares of $.0001 par value preferred stock. The Company has designated 10,000,000 shares of preferred stock as Series A Convertible Preferred Stock. As of June 30, 2014 and June 30, 2013, 2,500 and 2,500 Series A Convertible Preferred Stock are issued and outstanding, respectively.

The Company has designated 5,000,000 shares of preferred stock as Series B Convertible Preferred Stock. On November 20, 2013, 80,000 shares of Series B Convertible Preferred Stock was issued to Thomas Guerriero our Chief Executive Officer and sole director, in exchange for the transfer of the Oxford City Basketball Club league membership held by Oxford City Football Club, Inc. As the Company and Oxford City Basketball Club, Inc., prior to the exchange, was under the control of Thomas Guerriero, the membership was valued at its carrying value of $33,750.

On January 21, 2014, the Company issued 4,000 shares of Series B Convertible Preferred Stock for consulting services valued at $4,000.

As of June 30, 2014 and June 30, 2013, 84,000 and 0 Series B Convertible Preferred Stock are issued and outstanding, respectively.

Series A Convertible Preferred Stock have the right to cast one hundred (100) votes for each share held of record on all matters submitted to a vote of holders of the Corporation’s common stock and provides that any one (1) share of Series A Convertible Preferred Stock are convertible into one hundred (100) shares of the Corporation’s common stock, par value $.0001 per share.

Series B Convertible Preferred Stock are entitled to vote together with the holders of our Series A Preferred Stock and common stock on all matters submitted to shareholders. The total aggregate issued shares of Series B Convertible Preferred Stock at any given time, regardless of their number, shall have voting rights equal to 2 times the sum of: i) the total number of shares of Common Stock which are issued and outstanding at the time of voting, plus ii) the total number of shares of any Preferred Stock which are issued and outstanding at the time of voting.

Series B Convertible Preferred Stock shall have anti-dilution protection such that any issuance of Common Stock or other financial instruments shall result in an equal number of shares so issued be issued to the Series B Convertible Preferred Stock shareholders on a pro-rated basis to the number of shares then outstanding. If anti-dilution protection ends for whatever reason, then Holders of Series B Convertible Preferred Stock are entitled to dividends at the rate of 6% per annum. On June 30, 2014 and 2013, the Series B Convertible Preferred Stock holders are due 13,501,117 and 0 shares of common stock of the Company, respectively, for anti-dilution protection.

Series B Convertible Preferred Stock have a preference in any liquidation, dissolution or winding up of the company in an amount equal to $4 per share, plus any declared but unpaid dividends, and may, at any time after 18 months, have rights to convert each share of Series B Convertible Preferred Stock into three hundred (300) shares of common stock.

Common Stock - The Company is authorized to issue 500,000,000 shares of $.0001 par value common stock. As of June 30, 2014 and June 30, 2013, 15,246,734 and 223,755 shares were issued and outstanding, respectively.

From July 1, 2013 to June 30, 2014, the Company received $4,500 in cash in exchange for 1,800 shares of common stock ($2.50 per share), received $7,000 in cash in exchange for 6,075 shares of common stock ($1.15 per share), received $2,062,720 in cash in exchange for 2,063,450 shares of common stock ($1.00 per share), received $90,000 in cash in exchange for 100,000 shares of common stock ($0.90 per share), received $5,000 in cash in exchange for 5,805 shares of common stock ($0.87 per share), received $210,000 in cash for 298,750 shares of common stock ($0.70 per share), received $10,000 in cash in exchange for 15,000 shares of common stock ($0.67 per share), received $833,500 in cash in exchange for 1,668,000 shares of common stock ($0.50 per share), received $40,000 in cash for exchange for 90,000 shares of common stock ($0.44 per share), received $163,000 in cash for exchange for 400,000 shares of common stock ($0.41 per share), received $5,000 in cash in exchange for 15,000 shares of common stock ($0.33 per share) and received $1,415,000 in cash for 9,400,000 shares of common stock. ($0.15 per share).

From July 1, 2013 to June 30, 2014, the Company issued 376,887 of common stock to satisfy obligations under share subscription agreements for $343,230.

From July 1, 2013 to June 30, 2014 the Company issued 405,212 shares of common stock to thirteen investors for anti-dilution protection and no consideration.

On August 9, 2013, the Company issued 75,000 shares of common stock valued at $6,445 to satisfy obligations under the April 29, 2013 Share Exchange Agreement.

Stock Payable

From July 1, 2013 to June 30, 2014, the Company received $515,030 in cash in exchange for a common stock payable of 515,030 shares of common stock ($1.00 per share).

Share Exchange Agreement

On April 29, 2013, the Company entered into a Share Exchange Agreement with Oxford City Football Club, LLC, a Florida limited liability company (“Oxford City FC”), and the sole member of Oxford City FC (the “Oxford City FC Member”). The Company’s CEO and Director, Mr. Thomas Guerriero, is the Oxford City FC Member.

Pursuant to the terms of the Share Exchange Agreement, the Company agreed to acquire all of the issued and outstanding membership units of Oxford City FC in exchange for the issuance of stock payable for 75,000 shares of the common stock to the Oxford City FC Member. As a result of the Share Exchange Agreement, Oxford City FC became a wholly-owned subsidiary of the Company and the Company now carries on the business of Oxford City FC as its primary business. Oxford City FC’s sole asset is 49% of the outstanding capital stock of Oxford City Football Club (Trading) Limited which operates the Oxford City Football Club located in Oxford, England.

As the Company and Oxford City FC, prior to the Share Exchange Agreement, was under the common control of Mr. Thomas Guerriero, the investment in Oxford City FC upon recognition was valued at its carrying value of $6,445.

Treasury Stock

As of June 30, 2014 and June 30, 2013, the Company has a treasury stock balance of $1,338.

Stock-based Compensation

On May 21, 2014, the Company issued 2,000 shares of common stock of the Company for services valued at $20,000 ($10.00 per share).

On June 4 2014, the Company issued 100,000 shares of common stock of the Company for services valued at $950,000 ($9.50 per share).